Related party transactions - Summary of executive director remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salary	£ 2,137	£ 2,085	£ 2,034
Benefits	97	97	99
Annual incentive	3,251	3,604	2,623
Share based remuneration	6,857	7,953	595
Pension	268	774	687
Total Executive Directors	£ 12,610	£ 14,513	£ 6,038